Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefit Liabilities [Abstract]
Schedule of Defined Benefit Plans	Composition of defined benefit plans is as follows:
	December 31,
	2023	2024
Defined benefit obligation	$2,665	$2,671
Fair value of plan assets	(1,549)	(1,490)

Net defined benefit liability	$1,116	$1,181